UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2006

Item 1. Report to Stockholders.

Semi-Annual Report
December 31, 2006

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS

January 2007

Dear Shareholders:

2006 was a very active year for the major equity markets and for some market participants, notably private equity. However, we think there is a big difference between activity and progress. Admittedly, progress was made with major market averages as simple arithmetic shows. The S&P 500 Index swooned in the first six months of the year only to soar in the second half, ending 2006 with a 15.79% advance. Some would call that progress and rightly so. As for the contributions of the various market participants, by far the greatest activity came from private equity players, although, in our view it remains to be seen whether there was much progress made with 2006’s deal making.

Recall that the nature of traditional private equity investors, apart from funding young, emerging businesses, is often one of buying troubled companies. When private, these companies have the opportunity to make changes in management, business strategy, or through restructuring, which realize value in the future (often exclusively for the private equity sponsors) through a sale of the business to another party or a public offering. In 2006, the activity of private equity was something to behold, as industries not typically thought of as attracting private equity, such as energy and technology, saw plenty of interest. As well, the size of deals announced and the willingness to do multiple-handed deals was surprising, and also speaks to private equity’s resources and ambition.

After watching 2006’s buyout activity, the question naturally occurs, "how long will this continue?" The answer to that question is that no one knows. What we can conclude from observation is that the actions of private equity funds are having a profound effect on the behavior of public companies, particularly those thought to be susceptible to buyouts. In our view, some companies have made preemptive moves to thwart their potential to be acquired. The addition of debt to balance sheets is often the first step; the argument being that companies generally are not leveraged enough, and if management does not add more debt, private equity sponsors will buy the company and lever it themselves. The greater use of leverage, spin-offs, restructuring, or even the simple announcement that management is reviewing value-enhancing alternatives seems to be the result of aggressive private equity participation in the markets today.

Overall, the fixed income markets remained fairly complacent as the Merrill Lynch U.S. Domestic Master Bond Index gained 4.32% for the year. However, corporate bond investors are definitely paying attention to the leveraged buyout activity outlined above. The announcement of a leveraged buyout can cause a solid, investment grade company to enter "junk" status overnight. Although this activity has not resulted in too much widening of spreads across the overall market, corporate bond investors will continue to look to mitigate this issuer specific event risk in 2007.

For well-managed, well-capitalized companies, many of which we own in the Growth Fund, this is a time to respond to the prodding of private equity. Some companies have issued stock, spun-off businesses, taken subsidiaries public, or sold divisions when provided with buoyant public market valuations. Transactions such as these by leading companies benefit shareholders, as cheap financing, either debt or equity is obtained, proceeds from the sale of a business are realized, or as asset values improve under a different ownership structure. Some companies have taken advantage of the lower interest rate environment to refinance debt obligations or borrow additional money, even if the need is not immediate. The point is that while some companies feel they must act out of necessity, with the benefits to shareholders of that activity arguably questionable, others can act when given the opportunity. We think we own companies which fall into the latter category.

While valuations in some sectors have increased, even well-capitalized, dominant companies are still susceptible to temporary price declines as they occasionally fall out of favor. Given our bias for finding value, these price declines, many of which we regard as temporary, provide us with opportunities to add to existing positions at attractive values, another aspect of our version of progress.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund for the period ended December 31, 2006 are as follows:

1 Year	5 Year	10 Years
10.39%	4.84%	7.84%

These returns assume all dividends and capital gains distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 15.79%. The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large-Cap Core group) returned 13.53% during this same time period. As of 12/31/06, based on total returns, compared to the Lipper Large Cap Core group, the Growth Fund (Class Y) ranked in the 82nd percentile for the past year and in the 51st percentile and top 35th percentile for the past five and ten years out of 811, 581 and 251 funds, respectively.

In addition to investing with an objective to achieve capital growth we also keep close watch on the risks we take in the portfolio. However, our concern for the macroeconomic "red flags" that we see does not seem to be shared by other market participants. In spite of interest rate increases, volatile energy prices, housing market disruptions, and uncertain foreign relations, stocks moved higher in 2006 and show no signs of changing course. An old stock trader’s adage says "Don’t fight the tape". While little has changed to alter our cautious outlook, and we continue to closely monitor the overall economic environment, we have shifted from the highly defensive posture to take a more constructive stance in the portfolio. We have re-focused our efforts on finding attractive investment opportunities and re-dedicated ourselves to the process that has served us well over the years.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the period ending December 31, 2006, are as follows:

1 Year	5 Year	Since Inception
3.41%	4.50%	5.83%

These returns assume all dividend and capital gain distributions were re-invested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

Investment grade bonds had modest returns in 2006 as bond yields ended the year little changed from levels of a year ago. These returns trailed returns in high-yield (junk) bonds by a wide margin as surplus liquidity from a surge in global savings poured into riskier assets. In the world of low inflation and low yields, bonds have become a relatively boring asset class. Bond yields will most likely continue to trade in a range that is low by historical standards. For example, the 10-year Treasury yield is likely to move in a narrow range between 4-1/4% and 5-1/4%.

The Federal Reserve boosted short rates during the year to 5-1/4% before stopping as a housing downturn commenced. As the economy slows, the Federal Reserve will most likely begin to cut rates in the second half of 2007. However, it will be hard to make large capital gains in the bond market given the current relatively low level of yields.

The COUNTRY Bond Fund finished the twelve months ended December 31st with a total return of 3.41% versus 3.92% for the Lipper Intermediate Investment - Grade Debt Funds average and 4.32% for the Merrill Lynch U.S. Domestic Master Bond Index.

Sincerely,
Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance. Investors cannot invest directly in a market index or average.

The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities.

The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds, and Mortgage Pass Through Securities with maturities greater than one year.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

For use only when accompanied or preceded by a prospectus.

The Distributor of the Country Mutual Funds is Quasar Distributors, LLC.

COUNTRY Mutual Funds — Expense Example December 31, 2006 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested for the period 7/01/06 - 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund - Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06*
Actual(1)	$1,000.00	$1,085.10	$6.36
Hypothetical(2)	$1,000.00	$1,019.11	$6.16

(1)	Ending account values and expenses paid during period based on a 8.51% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund - Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06*
Actual(1)	$1,000.00	$1,039.90	$4.37
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 3.99% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example December 31, 2006 (unaudited)

COUNTRY Growth Fund - Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06 *
Actual(1)	$1,000.00	$1,085.10	$6.36
Hypothetical(2)	$1,000.00	$1,019.11	$6.16

(1)	Ending account values and expenses paid during period based on a 8.51% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Bond Fund - Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/06	12/31/06	7/1/06 - 12/31/06 *
Actual(1)	$1,000.00	$1,040.60	$4.37
Hypothetical(2)	$1,000.00	$1,020.92	$4.33

(1)	Ending account values and expenses paid during period based on a 4.06% return. The return is considered after expenses are deducted from the fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COUNTRY Mutual Funds — Allocation of Portfolio Assets December 31, 2006 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

* Expressed as a percentage of total investments.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund
Average Annual Returns  December 31, 2006

	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	10.39%	4.84%	7.84%
S&P 500 Index(1)	15.79%	6.19%	8.42%
Lipper Large Cap Core Funds Average(2)	13.53%	4.58%	6.25%

_______________
(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) December 31, 2006

	Value	Percent of Fund
General Electric Company	$6,623,380	3.04%
Citigroup, Inc.	5,865,210	2.70%
Exxon Mobil Corporation	5,325,785	2.45%
Getty Images, Inc.	4,920,018	2.26%
American International Group, Inc.	4,765,390	2.19%
Wal-Mart Stores, Inc.	4,701,124	2.16%
Medtronic, Inc.	4,473,436	2.06%
The Procter & Gamble Company	4,383,214	2.01%
ConocoPhillips	4,352,975	2.00%
3M Co.	4,348,494	2.00%
	$49,759,026	22.87%

COUNTRY Bond Fund
Average Annual Returns  December 31, 2006

	1 Year	5 Years	Since Inception
COUNTRY Bond Fund — Class Y (01/02/97)	3.41%	4.50%	5.83%
Merrill Lynch U.S. Domestic Master Bond Index(1)	4.32%	5.11%	6.32%
Lipper Intermediate Investment-Grade Debt Funds Average(2)	3.92%	4.29%	5.23%
__________________
(1)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(2)
The Lipper Intermediate Investment-Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments)  December 31, 2006

	Value	Percent of Fund
U.S. Treasury Note, 4.875%, 8/15/2016	$3,541,836	2.90%
U.S. Treasury Bond, 4.500%, 2/15/2036	3,328,283	2.72%
U.S. Treasury Bond, 5.375%, 2/15/2031	3,052,840	2.50%
U.S. Treasury Note, 4.750%, 3/31/2011	3,005,040	2.46%
U.S. Treasury Note, 4.875%, 8/15/2009	2,206,618	1.81%
U.S. Treasury Note, 4.625%, 8/31/2011	1,993,672	1.63%
Federal Home Loan Bank, 4.250%, 11/27/2009	1,482,102	1.21%
U.S. Treasury Note, 3.000%, 7/15/2012	1,386,756	1.13%
Wells Fargo Mortgage Backed Securities Trust, 5.604%, 7/25/2036	1,356,898	1.11%
Federal National Mortgage Association, 5.500%, 7/1/2035	1,275,099	1.04%
	$22,629,144	18.51%

COUNTRY Mutual Funds — Schedule of Investments December 31, 2006 (unaudited)

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 98.86%
Consumer Discretionary — 8.66%
Dollar General Corporation	154,000	$2,473,240
Gentex Corporation	263,500	4,100,060
Getty Images, Inc. (a)	114,900	4,920,018
The Home Depot, Inc.	95,200	3,823,232
Target Corporation	61,600	3,514,280
		18,830,830
Consumer Staples — 14.77%
Altria Group, Inc.	50,000	4,291,000
Archer-Daniels-Midland Co.	68,000	2,173,280
The Coca-Cola Company	48,000	2,316,000
CVS Corporation	134,000	4,141,940
Kimberly-Clark Corporation	54,600	3,710,070
McCormick & Company	64,700	2,494,832
The Procter & Gamble Company	68,200	4,383,214
Sysco Corporation	107,100	3,936,996
Wal-Mart Stores, Inc.	101,800	4,701,124
		32,148,456
Energy — 12.82%
Apache Corporation	54,000	3,591,540
Chesapeake Energy Corp.	65,000	1,888,250
ChevronTexaco Corp.	35,000	2,573,550
ConocoPhillips	60,500	4,352,975
Diamond Offshore Drilling, Inc.	30,100	2,406,194
Exxon Mobil Corporation	9,500	5,325,785
Halliburton Company	114,300	3,549,015
Schlumberger Limited (b)	66,700	4,212,772
		27,900,081
Financials — 14.96%
ACE Limited (b)	57,200	3,464,604
American Express Company	47,400	2,875,758
American International Group, Inc.	66,500	4,765,390
Bank of America Corporation	38,669	2,064,538
The Bank of New York Company, Inc.	63,700	2,507,869
Citigroup Inc.	105,300	5,865,210
JPMorgan Chase & Co.	79,620	3,845,646
SLM Corp.	60,000	2,926,200
Wells Fargo & Company	119,000	4,231,640
		32,546,855
Health Care — 11.75%
Abbott Laboratories	66,500	3,239,215
Amgen Inc. (a)	32,100	2,192,751
Baxter International Inc.	52,700	2,444,753
Forest Laboratories, Inc. (a)	49,700	2,514,820
Johnson & Johnson	61,000	4,027,220
Medco Health Solutions, Inc. (a)	59,500	3,179,680
Medtronic, Inc.	83,600	4,473,436
Pfizer Inc.	135,000	3,496,500
		25,568,375
Industrials — 11.24%
3M Co.	55,800	4,348,494
Caterpillar Inc.	43,000	2,637,190
Emerson Electric Co.	58,800	2,592,492
FedEx Corp.	23,900	2,596,018
General Electric Company	178,000	6,623,380
Illinois Tool Works, Inc.	70,000	3,233,300
Masco Corporation	81,500	2,434,405
		24,465,279
Information Technology — 15.79%
Avid Technology, Inc. (a)	51,000	1,900,260
Cisco Systems, Inc. (a)	125,600	3,432,648
EMC Corporation (a)	215,000	2,838,000
Intel Corporation	134,000	2,713,500
International Business
Machines Corporation	24,400	2,370,460
Iron Mountain, Inc. (a)	48,500	2,004,990
Microsoft Corporation	142,100	4,243,106
Nokia Corp. — ADR	186,900	3,797,808
Oracle Corp. (a)	169,000	2,896,660
QUALCOMM Inc.	69,100	2,611,289
Symantec Corporation (a)	96,600	2,014,110
Western Union Co.	158,000	3,542,360
		34,365,191
Materials — 2.96%
Alcoa Inc.	96,000	2,880,960
Newmont Mining Corporation	79,000	3,566,850
		6,447,810
Telecommunication Services — 2.51%
ALLTEL Corporation	43,500	2,630,880
Verizon Communications Inc.	76,122	2,834,783
		5,465,663
Utilities — 3.40%
Dominion Resources Inc.	34,950	2,930,208
FPL Group, Inc.	45,500	2,476,110
Progress Energy, Inc.	40,600	1,992,648
		7,398,966
TOTAL COMMON STOCKS
(Cost $149,306,171)		215,137,506

	Principal
	Amount
ASSET BACKED SECURITIES — 0.11%
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	$192,875	192,161
Green Tree Financial Corporation
6.870%, 01/15/2029	38,748	39,838
TOTAL ASSET BACKED SECURITIES
(Cost $231,482)		231,999
MORTGAGE BACKED SECURITIES — 0.60%
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	86,575	85,386
Federal Home Loan Mortgage Corp.
5.125%, 12/15/2013	76,884	76,113
5.750%, 12/15/2018	87,622	87,609
5.000%, 10/01/2020	88,896	87,342
Federal National Mortgage Association
5.500%, 09/01/2025	86,871	86,341
5.500%, 12/01/2035	91,705	90,657
6.500%, 02/25/2044	77,469	79,277
6.500%, 05/25/2044	67,408	68,993
Government National Mortgage Association
9.500%, 06/15/2009	452	469
9.500%, 08/15/2009	353	366
4.500%, 05/20/2014	71,286	69,457
9.000%, 07/15/2016	3,542	3,789
4.116%, 03/16/2019	90,625	88,644

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2006 (unaudited)

COUNTRY Growth Fund (continued)

	Principal
	Amount	Value
Government National Mortgage Association (continued)
6.500%, 07/15/2029	$12,723	$13,085
6.000%, 06/15/2031	82,355	83,632
6.000%, 02/15/2032	43,340	44,005
Master Asset Securitization Trust
5.500%, 07/25/2033	75,079	73,577
Mortgage IT Trust
4.250%, 02/25/2035 (d)	75,603	74,132
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $49,321) (c)	47,010	47,836
Residential Asset Securitization Trust
4.750%, 02/25/2019	84,410	81,562
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	69,346	66,438
TOTAL MORTGAGE BACKED SECURITIES
(Cost $1,318,528)		1,308,710

	Shares
SHORT TERM INVESTMENTS — 0.44%
Money Market Funds — 0.44%
Janus Money Market Fund	965,560	965,560
TOTAL SHORT TERM INVESTMENTS
(Cost $965,560)		965,560
TOTAL INVESTMENTS — 100.01%
(Cost $151,821,741)		217,643,775
LIABILITIES IN EXCESS
OF OTHER ASSETS — (0.01)%		(25,006)
TOTAL NET ASSETS — 100.00%		$217,618,769

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(d)	The coupon rate shown on variable rate securities represents the rates at December 31, 2006.
The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2006 (unaudited)

COUNTRY Bond Fund

	Principal
	Amount	Value
ASSET BACKED SECURITIES — 7.52%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	$994,337
AmeriCredit Automobile Receivables Trust
3.480%, 05/06/2010	283,539	281,598
Bank One Issuance Trust
5.350%, 10/15/2009	500,000	500,000
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	550,000	548,245
Chase Funding Mortgage Loan
4.515%, 02/25/2014	354,989	345,784
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	789,616
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	187,309
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	1,200,000	1,196,272
5.363%, 03/25/2030	400,000	398,319
4.931%, 05/25/2032 (b)	503,186	498,655
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	385,750	384,323
FedEx Corp.
6.720%, 07/15/2023	316,859	339,404
Green Tree Financial Corporation
6.870%, 01/15/2029	77,496	79,676
New Century Home Equity Loan Trust
3.560%, 11/25/2033	31,104	30,969
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	387,822
Residential Asset Securities Corporation
3.250%, 12/25/2028	9,204	9,170
4.767%, 10/25/2032	1,250,000	1,235,148
5.600%, 06/25/2034	1,000,000	989,867
TOTAL ASSET BACKED SECURITIES
(Cost $9,210,107)		9,196,514
CORPORATE BONDS — 13.43%
American General Finance Corporation
5.750%, 03/15/2007	400,000	400,275
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004,
Cost $299,361) (a)	300,000	294,836
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,218) (a)	250,000	243,798
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	678,234
Bank of America Corporation
6.975%, 03/07/2037	250,000	282,510
Caterpillar Inc.
5.700%, 08/15/2016	500,000	506,979
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	310,915
Central Telephone Company
7.040%, 09/21/2007	500,000	505,242
Citicorp
7.200%, 06/15/2007	250,000	251,837
Comcast Corporation
6.500%, 01/15/2017	750,000	782,642
CSX Corporation
6.420%, 06/15/2010	250,000	258,231
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	634,626
Daimler Chrysler NA Holding Co.
4.750%, 01/15/2008	250,000	247,720
Florida Power Corporation
4.800%, 03/01/2013	300,000	290,689
General Electric Capital Corporation
3.000%, 06/27/2018 (b)	856,000	774,385
General Electric Company
5.000%, 02/01/2013	300,000	296,670
GTE South, Inc.
6.125%, 06/15/2007	200,000	200,418
6.000%, 02/15/2008	400,000	401,783
Halliburton Company
6.750%, 02/01/2027	100,000	107,268
Harrah’s Operating Company, Inc.
6.500%, 06/01/2016	500,000	447,675
Home Depot, Inc.
5.250%, 12/16/2013	500,000	496,282
Ingersoll-Rand Co.
6.015%, 02/15/2028	500,000	519,574
Madison Gas & Electric
6.020%, 09/15/2008	300,000	303,112
Marshall & Ilsley Bank
2.900%, 08/18/2009	163,636	158,537
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	209,787
Merrill Lynch & Co., Inc.
2.860%, 03/12/2007 (b)	1,000,000	995,340
Perforadora Centrale
5.240%, 12/15/2018 (d)	320,019	320,704
Province of Ontario
5.500%, 10/01/2008 (d)	400,000	402,292
Rowan Companies, Inc.
5.880%, 03/15/2012	775,000	785,897
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	510,104
Suntrust Capital II
7.900%, 06/15/2027	200,000	208,566
Target Corporation
5.875%, 07/15/2016	750,000	773,997
Time Warner, Inc.
6.875%, 05/01/2012	500,000	528,374
U.S. Central Credit Union
2.700%, 09/30/2009	272,727	261,867
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $278,960) (a)	280,274	272,844
Union Pacific Railroad Company
6.630%, 01/27/2022	379,278	409,176
5.866%, 07/02/2030	500,000	515,005
Vessel Management Services Inc.
4.960%, 11/15/2027	336,000	325,826
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006,
Cost $496,980) (a)	500,000	500,256
TOTAL CORPORATE BONDS
(Cost $16,393,180)		16,414,273
MORTGAGE BACKED SECURITIES — 34.37%
Bank of America Mortgage Securities
5.250%, 10/25/2020	792,455	786,150

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2006 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	$500,000	$498,024
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	606,026	597,703
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	544,918	544,714
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	473,372	470,793
Deutsche Mortgage Securities, Inc.
5.047%, 06/26/2035 (Acquired 09/22/2005,
Cost $501,572) (a)	501,807	497,919
Federal Home Loan Bank
4.840%, 01/25/2012	628,504	617,323
4.720%, 09/20/2012	431,566	419,020
Federal Home Loan Mortgage Corp.
3.247%, 11/15/2008	207,395	203,968
7.000%, 03/01/2012	137,680	141,524
4.500%, 05/01/2013	640,010	627,916
5.125%, 12/15/2013	384,418	380,566
5.500%, 10/01/2014	115,709	116,167
5.000%, 03/01/2015	324,405	321,958
6.500%, 03/01/2015	234,405	240,014
5.000%, 11/15/2018	600,000	583,629
5.750%, 12/15/2018	525,732	525,654
5.000%, 10/01/2020	488,929	480,383
6.500%, 10/01/2029	220,413	226,135
5.000%, 10/15/2031	400,000	387,946
5.000%, 06/01/2034	381,049	368,059
Federal National Mortgage Association
6.500%, 03/01/2008	31,473	31,518
5.000%, 03/01/2010	123,531	123,279
5.000%, 03/01/2013	183,856	182,290
4.500%, 04/01/2013	206,350	202,228
5.000%, 04/01/2013	157,506	156,163
5.000%, 05/01/2013	292,615	290,116
5.500%, 06/01/2013	133,149	133,434
3.500%, 09/01/2013	558,134	531,547
4.500%, 09/01/2013	253,891	248,655
5.500%, 10/01/2013	330,574	331,532
5.000%, 02/01/2014	846,864	839,572
3.500%, 02/25/2015	108,126	106,463
6.000%, 06/25/2016	529,611	530,725
4.500%, 06/25/2018	1,250,000	1,182,201
4.500%, 01/01/2019	902,691	872,947
6.500%, 05/01/2019	115,308	117,702
4.516%, 01/01/2020	286,826	279,925
4.500%, 04/01/2020	830,483	801,247
5.500%, 09/01/2025	564,662	561,215
5.500%, 02/01/2033	302,594	299,572
4.193%, 05/01/2034	235,498	226,971
5.500%, 07/01/2035	1,289,831	1,275,099
5.500%, 12/01/2035	504,375	498,614
5.290%, 11/25/2043	1,000,000	988,887
6.500%, 02/25/2044	387,346	396,383
6.500%, 05/25/2044	449,383	459,956
First Nationwide Trust
6.750%, 10/21/2031	106,695	106,308
First Union National Bank
Commercial Mortgage
6.180%, 08/15/2033	35,940	35,967
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	1,000,000	984,417
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	238,571	241,192
Government National Mortgage Association
4.500%, 05/20/2014	285,145	277,827
4.104%, 03/16/2018	1,148,404	1,125,162
4.116%, 03/16/2019	906,252	886,443
4.031%, 01/16/2021	1,201,920	1,173,552
6.500%, 04/15/2026	137,104	141,112
8.000%, 07/15/2026	52,442	55,583
4.130%, 02/16/2027	577,214	566,412
3.727%, 03/16/2027	981,603	950,456
6.500%, 07/15/2029	72,140	74,196
7.500%, 11/15/2029	85,442	89,152
6.000%, 06/15/2031	658,762	668,974
6.000%, 02/15/2032	101,128	102,678
5.000%, 01/15/2033	1,227,987	1,195,738
4.920%, 05/16/2034	600,000	586,636
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	204,188	206,707
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	386,357	407,238
JP Morgan Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	296,520
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	165,007	167,507
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	366,381	358,288
Master Alternative Loan Trust
5.000%, 06/25/2015	368,024	363,076
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	647,414	652,102
Mortgage IT Trust
4.250%, 02/25/2035 (b)	680,428	667,186
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $126,237) (a)	119,094	121,409
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $468,551) (a)	446,591	454,444
Residential Asset Securitization Trust
4.750%, 02/25/2019	450,188	434,994
Salomon Brothers Mortgage Securities VII
6.168%, 11/13/2036	711,271	716,947
Small Business Administration
Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006,
Cost $999,961) (a)	1,000,000	1,001,719
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	299,190	286,352
5.080%, 11/01/2022	447,855	445,873
4.640%, 05/01/2023	534,320	519,664
5.570%, 03/01/2026	393,600	399,771
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)	187,020	185,818
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	199,625
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035	561,195	548,543
5.230%, 07/15/2041	250,000	250,438

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments December 31, 2006 (unaudited)

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Washington Mutual
4.119%, 01/25/2033	$318,655	$315,000
3.177%, 09/25/2033	128,523	127,775
4.846%, 10/25/2035	412,314	406,727
Wells Fargo Mortgage Backed Securities Trust
5.500%, 09/25/2033	400,000	397,706
4.450%, 10/25/2033	797,484	764,034
5.604%, 07/25/2036	1,361,474	1,356,898
TOTAL MORTGAGE BACKED SECURITIES
(Cost $42,452,898)		42,017,972
MUNICIPAL BONDS — 1.23%
Kentucky State Property & Buildings
Community Revenue Bond
5.100%, 10/01/2015	500,000	493,470
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026 (a)	1,000,000	1,008,830
TOTAL MUNICIPAL BONDS
(Cost $1,501,736)		1,502,300
U.S. GOVERNMENT AGENCY ISSUES — 11.38% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	528,682
Federal Home Loan Bank
2.750%, 04/05/2007 (b)	700,000	695,710
4.500%, 07/28/2009 (b)	925,000	919,731
4.250%, 11/27/2009 (b)	1,500,000	1,482,102
3.500%, 07/15/2011 (b)	150,000	145,223
3.000%, 06/19/2013 (b)	100,000	97,121
4.000%, 06/26/2013 (b)	290,000	281,346
3.000%, 07/09/2013 (b)	250,000	239,917
4.000%, 07/23/2013 (b)	595,000	581,655
3.500%, 01/30/2014 (b)	1,000,000	998,566
4.000%, 02/27/2014 (b)	700,000	693,848
4.000%, 03/17/2014 (b)	150,000	148,012
4.000%, 07/02/2015 (b)	1,100,000	1,052,677
4.000%, 12/30/2015 (b)	400,000	375,424
4.000%, 03/30/2016 (b)	150,000	145,392
4.000%, 04/22/2016 (b)	340,000	328,650
4.500%, 06/05/2018 (b)	200,000	191,617
4.250%, 06/12/2018 (b)	600,000	575,435
4.250%, 06/19/2018 (b)	400,000	380,824
4.500%, 06/19/2018 (b)	300,000	286,221
4.000%, 06/26/2018 (b)	425,000	404,984
4.500%, 06/26/2018 (b)	350,000	334,557
4.000%, 07/09/2018 (b)	200,000	188,541
4.250%, 07/17/2018 (b)	650,000	615,893
4.500%, 07/23/2018 (b)	200,000	191,778
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009	70,605	71,092
6.250%, 03/05/2012	800,000	801,194
4.750%, 02/21/2013	300,000	296,373
New Valley Generation IV
4.687%, 01/15/2022	329,494	322,528
Overseas Private Investment Company
3.420%, 01/15/2015	301,219	281,309
5.685%, 05/15/2012	250,000	257,961
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $13,850,346)		13,914,363
U.S. TREASURY OBLIGATIONS — 25.01%
U.S. Treasury Bond — 5.22%
5.375%, 02/15/2031	2,850,000	3,052,840
4.500%, 02/15/2036	3,500,000	3,328,283
		6,381,123
U.S. Treasury Inflation Index Bond — 0.96%
2.375%, 01/15/2025	1,178,254	1,173,053
U.S. Treasury Inflation Index Note — 3.27%
0.875%, 04/15/2010	959,202	909,369
3.000%, 07/15/2012	1,347,540	1,386,756
1.875%, 07/15/2013	329,796	318,614
2.000%, 01/15/2014	382,452	371,516
2.500%, 07/15/2016	999,780	1,007,356
		3,993,611
U.S. Treasury Notes — 15.56%
4.625%, 03/31/2008	1,000,000	995,742
3.125%, 09/15/2008	250,000	243,066
4.875%, 05/15/2009	1,000,000	1,002,188
4.875%, 08/15/2009	2,200,000	2,206,618
3.500%, 02/15/2010	500,000	482,422
4.000%, 03/15/2010	300,000	293,707
3.875%, 07/15/2010	500,000	486,758
4.250%, 10/15/2010	1,000,000	984,531
4.500%, 11/15/2010	800,000	794,313
4.750%, 03/31/2011	3,000,000	3,005,040
4.625%, 08/31/2011	2,000,000	1,993,672
4.250%, 11/15/2014	300,000	291,023
4.000%, 02/15/2015	200,000	190,523
4.125%, 05/15/2015	1,100,000	1,056,214
4.250%, 08/15/2015	1,000,000	967,656
4.500%, 11/15/2015	500,000	492,305
4.875%, 08/15/2016	3,500,000	3,541,836
		19,027,614
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,891,244)		30,575,401
SHORT TERM INVESTMENTS — 6.15%
Money Market Funds — 6.15%
Federated Prime Obligations Fund	1,545,060	1,545,060
Janus Money Market Fund	5,965,976	5,965,976
		7,511,036
TOTAL SHORT TERM INVESTMENTS
(Cost $7,511,036)		7,511,036
TOTAL INVESTMENTS — 99.09%
(Cost $121,810,547)		121,131,859
OTHER ASSETS IN EXCESS
OF LIABILITIES — 0.91%		1,118,131
TOTAL NET ASSETS — 100.00%		$122,249,990

Percentages are stated as a percent of net assets.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
(b)	The coupon rate shown on variable rate securities represents the rates at December 31, 2006.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities December 31, 2006 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$151,821,741	$121,810,547
At value	$217,643,775	$121,131,859
Cash	—	49,238
Receivable for capital stock sold	88,362	82,325
Dividends receivable	248,335	—
Interest receivable	36,570	1,110,771
Prepaid expenses and other assets	41,923	22,485
Total assets	218,058,965	122,396,678
Liabilities:
Payable for capital stock redeemed	116,728	49,272
Payable to the custodian	3,428	—
Payable to Advisor	151,524	28,087
Accrued expenses and other liabilities	168,516	69,329
Total liabilities	440,196	146,688
Net Assets	$217,618,769	$122,249,990
Net Assets Consist of:
Paid in capital	147,264,267	123,076,323
Undistributed net investment income	—	—
Accumulated net realized gain (loss) on investments	4,532,468	(147,645)
Net unrealized appreciation (depreciation) on investments	65,822,034	(678,688)
Total — representing net assets applicable to outstanding capital stock	$217,618,769	$122,249,990
Class Y:
Net assets	$198,501,284	$116,474,349
Shares outstanding	8,059,265	11,637,921
Net asset value, redemption price and offering price per share	$24.63	$10.01
Class A:
Net assets	$19,117,485	$5,775,641
Shares outstanding	775,521	572,470
Net asset value and redemption price per share	$24.65	$10.09
Maximum offering price per share	$26.08	$10.54

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Six Months Ended December 31, 2006 (unaudited)

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends*	$1,871,750	$—
Interest	626,626	2,351,785
Total investment income	2,498,376	2,351,785
Expenses:
12b-1 fees	112,884	16,396
Investment advisory fees (Note F)	852,495	237,845
Transfer agent fees	106,272	42,431
Professional fees	54,801	22,484
Printing	49,798	14,525
Custody fees	17,010	6,264
Trustee’s fees	5,890	2,668
Administration fees	82,782	35,232
Accounting fees	53,003	33,467
Insurance	45,960	20,706
Registration fees	12,329	7,759
Other expense	1,318	2,405
Total expenses	1,394,542	442,182
Less: Expenses waived (Note F)	(17,010)	(37,845)
Net expenses	1,377,532	404,337
Net Investment Income	1,120,844	1,947,448
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	10,858,941	(83,246)
Net change in unrealized appreciation / depreciation on investments	6,982,586	1,128,116
Net realized and unrealized gain (loss) on investments	17,841,527	1,044,870
Increase (Decrease) in Net Assets Resulting from Operations	$18,962,371	$2,992,318
* Net of foreign taxes withheld of	$1,040	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Six Months Ended		Six Months Ended
	12/31/06	Year Ended	12/31/06	Year Ended
	(unaudited)	06/30/06	(unaudited)	06/30/06
Operations:
Net investment income	$1,120,844	$2,230,890	$1,947,448	$2,354,123
Net realized gain (loss) on investments	10,858,941	8,932,939	(83,246)	(23,262)
Net change in unrealized appreciation / depreciation on investments	6,982,586	1,424,639	1,128,116	(2,677,336)
Net increase (decrease) in net assets resulting from operations	18,962,371	12,588,468	2,992,318	(346,475)
Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(2,284,061)	(1,614,629)	(1,927,483)	(2,207,477)
Net realized gains on investments	(10,489,970)	(4,133,449)	(1,167)	(49,130)
Total distributions — Class Y	(12,774,031)	(5,748,078)	(1,928,650)	(2,256,607)
Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(162,186)	(87,173)	(100,302)	(131,817)
Net realized gains on investments	(816,638)	(234,170)	(68)	(2,926)
Total distributions — Class A	(978,824)	(321,343)	(100,370)	(134,743)
Capital Stock Transactions — (Net) (Note C)	2,183,390	3,158,465	57,656,953	15,397,172
Total increase (decrease) in net assets	7,392,906	9,677,512	58,620,251	12,659,347
Net Assets:
Beginning of period	210,225,863	200,548,351	63,629,739	50,970,392
End of period*	$217,618,769	$210,225,863	$122,249,990	$63,629,739
* Including undistributed net investment income of	$—	$1,315,037	$—	$48,956

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY Growth Fund
	Six Months Ended
	December 31, 2006	Years Ended June 30,
	(unaudited)	2006	2005	2004	2003	2002
Class Y Shares
Net asset value, beginning of year	$24.16	$23.44	$22.28	$19.24	$19.48	$22.58
Income from investment operations
Net investment income	0.08	0.26	0.21	0.14	0.14	0.12
Net realized and unrealized gains (losses)	1.86	1.16	1.17	3.03	(0.26)	(3.06)
Total from investment operations	1.94	1.42	1.38	3.17	(0.12)	(2.94)
Less Distributions
Dividends from net investment income	(0.23)	(0.20)	(0.22)	(0.13)	(0.12)	(0.13)
Distributions from capital gains	(1.24)	(0.50)	—	—	—	(0.03)
Total distributions	(1.47)	(0.70)	(0.22)	(0.13)	(0.12)	(0.16)
Net asset value, end of year	$24.63	$24.16	$23.44	$22.28	$19.24	$19.48
Total investment return	8.51%	6.10%	6.23%	16.54%	(0.58)%	(13.10)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$198,501	$197,245	$190,955	$175,300	$150,560	$157,630
Ratio of expenses to average net assets:
Before expense waiver	1.22%*	1.25%	1.25%	1.25%	1.16%	1.06%
After expense waiver	1.21%*	1.23%	1.24%	1.24%	1.14%	1.04%
Ratio of net investment income to average net assets:
Before expense waiver	0.97%*	1.03%	0.92%	0.64%	0.78%	0.54%
After expense waiver	0.98%*	1.05%	0.93%	0.65%	0.80%	0.56%
Portfolio turnover rate(2)	16.95%	18.82%	14.57%	12.41%	9.94%	17.24%

	COUNTRY Growth Fund
	Six Months Ended					March 1, 2002(1)
	December 31, 2006	Year Ended June 30,				through
	(unaudited)	2006	2005	2004	2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$24.18	$23.46	$22.30	$19.26	$19.47	$21.59
Income from investment operations
Net investment income	0.09	0.25	0.23	0.14	0.14(3)	0.01
Net realized and unrealized gains (losses)	1.85	1.17	1.15	3.03	(0.23)	(2.13)
Total from investment operations	1.94	1.42	1.38	3.17	(0.09)	(2.12)
Less Distributions
Dividends from net investment income	(0.23)	(0.20)	(0.22)	(0.13)	(0.12)	—
Distributions from capital gains	(1.24)	(0.50)	—	—	—	—
Total distributions	(1.47)	(0.70)	(0.22)	(0.13)	(0.12)	—
Net asset value, end of period	$24.65	$24.18	$23.46	$22.30	$19.26	$19.47
Total investment return(4)	8.51%	6.10%	6.22%	16.52%	(0.42)%	(9.82)%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$19,117	$12,981	$9,594	$6,175	$2,375	$819
Ratio of expenses to average net assets:
Before expense waiver	1.22%*	1.25%	1.25%	1.25%	1.16%	1.06	%*
After expense waiver	1.21%*	1.23%	1.24%	1.24%	1.14%	1.04	%*
Ratio of net investment income to average net assets:
Before expense waiver	0.97%*	1.03%	0.92%	0.64%	0.78%	0.54	%*
After expense waiver	0.98%*	1.05%	0.93%	0.65%	0.80%	0.56	%*
Portfolio turnover rate(2)	16.95%	18.82%	14.57%	12.41%	9.94%	17.24%

(1)	Class A inception date.
(2)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout the period.
(4)	Total investment return does not reflect sales load.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each of the periods presented.

	COUNTRY Bond Fund
	Six Months Ended
	12/31/2006		Years Ended June 30,
	(unaudited)		2006	2005	2004	2003	2002
Class Y Shares
Net asset value, beginning of year	$9.84		$10.34	$10.28	$10.98	$10.46	$10.28
Income from investment operations
Net investment income	0.21		0.42	0.41	0.43	0.45	0.52
Net realized and unrealized gains (losses)	0.18		(0.49)	0.17	(0.40)	0.53	0.30
Total from investment operations	0.39		(0.07)	0.58	0.03	0.98	0.82
Less Distributions
Dividends from net investment income	(0.22)		(0.42)	(0.42)	(0.42)	(0.45)	(0.52)
Distributions from capital gains	(0.00	(4))	(0.01)	(0.10)	(0.31)	(0.01)	(0.12)
Total distributions	(0.22)		(0.43)	(0.52)	(0.73)	(0.46)	(0.64)
Net asset value, end of year	$10.01		$9.84	$10.34	$10.28	$10.98	$10.46
Total investment return	3.99%		(0.67)%	5.74%	0.43%	9.59%	8.15%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$116,474		$60,151	$48,166	$39,813	$47,784	$47,149
Ratio of expenses to average net assets:
Before expense waiver	0.93	%*	1.22%	1.24%	1.18%	1.12%	1.11%
After expense waiver	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.01	%*	3.88%	3.61%	3.74%	3.88%	4.67%
After expense waiver	4.09	%*	4.25%	4.00%	4.07%	4.15%	4.93%
Portfolio turnover rate(2)	12.43%		17.46%	27.37%	77.46%	74.73%	37.75%

	COUNTRY Bond Fund
	Six Months Ended						March 1, 2002(1)
	December 31, 2006		Year Ended June 30,				through
	(unaudited)		2006	2005	2004	2003	June 30, 2002
Class A Shares
Net asset value, beginning of period	$9.92		$10.42	$10.36	$11.05	$10.54	$10.38
Income from investment operations
Net investment income	0.21		0.42	0.41	0.43	0.45	0.08
Net realized and unrealized gains (losses)	0.18		(0.49)	0.17	(0.39)	0.52	0.16
Total from investment operations	0.39		(0.07)	0.58	0.04	0.97	0.24
Less Distributions
Dividends from net investment income	(0.22)		(0.42)	(0.42)	(0.42)	(0.45)	(0.08)
Distributions from capital gains	(0.00	(4))	(0.01)	(0.10)	(0.31)	(0.01)	—
Total distributions	(0.22)		(0.43)	(0.52)	(0.73)	(0.46)	(0.08)
Net asset value, end of period	$10.09		$9.92	$10.42	$10.36	$11.05	$10.54
Total investment return(3)	4.06%		(0.76)%	5.69%	0.53%	9.42%	2.30%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,776		$3,479	$2,804	$1,993	$1,137	$141
Ratio of expenses to average net assets:
Before expense waiver	0.93	%*	1.22%	1.24%	1.18%	1.12%	1.11	%*
After expense waiver	0.85	%*	0.85%	0.85%	0.85%	0.85%	0.85	%*
Ratio of net investment income to average net assets:
Before expense waiver	4.01	%*	3.88%	3.61%	3.74%	3.88%	4.67	%*
After expense waiver	4.09	%*	4.25%	4.00%	4.07%	4.15%	4.93	%*
Portfolio turnover rate(2)	12.43%		17.46%	27.37%	77.46%	74.73%	37.75%

(1)	Class A inception date.
(2)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)	Total investment return does not reflect sales load.
(4)	Amount is less than $0.005 per share.
*	Annualized.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (unaudited)

Note (A) Organization and Significant Accounting Policies: The COUNTRY Mutual Funds Trust represent a series of six funds (referred to herein as “Funds”). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the six Funds. The two Funds are as follows: COUNTRY Growth Fund (“Growth Fund”) and COUNTRY Bond Fund (“Bond Fund”). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds (formerly operated through four corporations) were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%
Bond
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

(2) Investment Income and Securities Transactions: Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles (“GAAP”).

(5) Other: Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock: At December 31, 2006, each of the Funds is authorized to issue an unlimited number of shares.

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (unaudited) (continued)

Transactions in capital stock were as follows:

	GROWTH FUND
	Six Months Ended		Year Ended
	December 31, 2006		June 30, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	76,230	$1,862,207	199,293	$4,814,936
Shares issued in connection with Acquisition of Country Balanced Fund	192,276	4,597,329	—	—
Shares issued through reinvestment of dividends	40,557	978,573	13,441	321,198
Shares redeemed	(70,452)	(1,716,019)	(84,704)	(2,058,079)
Total Class A transactions	238,611	5,722,090	128,030	3,078,055
Class Y
Shares sold	495,977	12,041,287	1,223,214	29,551,818
Shares issued in connection with Acquisition of Country Balanced Fund	675,134	16,128,944	—	—
Shares issued through reinvestment of dividends	503,143	12,081,111	225,321	5,380,917
Shares redeemed	(1,780,012)	(43,790,042)	(1,428,716)	(34,852,325)
Total Class Y transactions	(105,758)	(3,538,700)	19,819	80,410
Net increase (decrease) in capital stock	132,853	$2,183,390	147,849	$3,158,465

	BOND FUND
	Six Months Ended		Year Ended
	December 31, 2006		June 30, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	60,481	$610,078	117,276	$1,189,626
Shares issued in connection with Acquisition of Country Short Term Bond Fund	201,336	2,037,525	—	—
Shares issued through reinvestment of dividends	9,949	100,313	13,312	134,581
Shares redeemed	(50,081)	(505,276)	(48,855)	(493,812)
Total Class A transactions	221,685	2,242,640	81,733	830,395
Class Y
Shares sold	2,110,696	21,119,648	2,239,916	22,497,581
Shares issued in connection with Acquisition of Country Short Term Bond Fund	4,053,949	40,701,553	—	—
Shares issued through reinvestment of dividends	181,940	1,820,500	210,329	2,109,469
Shares redeemed	(821,452)	(8,227,388)	(994,194)	(10,040,273)
Total Class Y transactions	5,525,133	55,414,313	1,456,051	14,566,777
Net increase (decrease) in capital stock	5,746,818	$57,656,953	1,537,784	$15,397,172

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the six months ended December 31, 2006 were as follows:

	Purchases	Sales
Growth Fund	$34,746,361	$41,893,474
Bond Fund	$14,454,137	$7,670,500

For the six months ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$—
Bond Fund	$17,217,153	$3,374,980

Note (E) Income Tax Information: At June 30, 2006, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Bond Fund
Cost of Investments	$156,710,739	$64,440,776
Gross unrealized appreciation	$61,140,615	$253,904
Gross unrealized depreciation	(6,366,978)	(1,667,219)
Net unrealized appreciation	$54,773,637	$(1,413,315)
Undistributed tax-exempt income	—	—
Undistributed ordinary income	$1,482,959	$50,210
Undistributed long-term capital gains	4,812,213	—
Total Distributable earnings	$6,295,172	$50,210
Other accumulated losses and temporary differences	$—	$(49,711)
Total accumulated earnings	$61,068,809	$(1,412,816)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (unaudited) (continued)

The tax character of distributions paid during the six months ended December 31, 2006 and the year ended June 30, 2006 were as follows:

	For Six Months Ended	For the Year Ended
	December 31, 2006	June 30, 2006
Growth Fund
Ordinary income	$2,614,175	$1,868,510
Long-term capital gain	11,138,680	4,200,911
	$13,752,855	$6,069,421

	For Six Months Ended	For the Year Ended
	December 31, 2006	June 30, 2006
Bond Fund
Ordinary income	$2,029,020	$2,361,047
Long-term capital gain	—	30,303
	$2,029,020	$2,391,350

Capital loss carryovers and post-October loss deferrals as of June 30, 2006 were as follows:

	Net Capital	Capital Loss	Post-October
	Loss	Carryover	Loss
	Carryover(1)	Expiration	Deferral(2)
Bond Fund	$—	—	$49,711

(1)	Capital gain distributions will resume in the future to the extent gains realized in excess of the available carryovers.
(2)	Loss is recognized for tax purposes on July 1, 2006.

Note (F) Advisory and Other Related Party Transactions: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the “Advisor”) provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75%; and Bond Fund 0.50%. Effective July 1, 2006, the advisor fee for the Bond Fund was reduced from 0.75% to 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the six months ended December 31, 2006 were: $17,010 and $6,264, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver. Effective January 30, 2002, this agreement became contractual. These agreements may be terminated at any time after October 31, 2008.

Investment advisory fees and expenses reimbursed by the Advisor, for the six months ended December 31, 2006, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$852,495	$ ––
Bond Fund	0.50%	$237,845	$31,581

*	Excludes waiver of custody fees.

At December 31, 2006, 63.0% of the shares outstanding of the Growth Fund and 96.7% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the Advisor’s clients, including a defined contribution benefit plan sponsored by the Advisor.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund and Bond Fund during the six months ended December 31, 2006 were: $36,426, and $14,003, respectively.

Note (G) Distribution Services Agreements: Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the “Plans”), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the six months ended December 31, 2006, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.10% and 0.03%, respectively.

Note (H) Merger of the Funds: Two of the funds of the Trust were acquired by two other funds of the Trust on September 22, 2006, pursuant to a plan of reorganization approved by the shareholders of the acquired funds on September 18, 2006. The acquisitions were accomplished in tax-free exchanges of shares as indicated below:

Acquiring Fund: COUNTRY Growth Fund
Acquired Fund: COUNTRY Balanced Fund
Shares of Growth Fund issued:		Shares of Balanced Fund exchanged:
• Class A	192,276	• Class A	305,123
• Class Y	675,134	• Class Y	1,074,071
Acquiring Fund: COUNTRY Bond Fund
Acquired Fund: COUNTRY Short Term Bond Fund
		Shares of Short Term
Shares of Bond Fund issued:		Bond Fund exchanged:
• Class A	201,336	• Class A	202,834
• Class Y	4,053,949	• Class Y	4,075,137

Total net assets of the Acquired funds were combined with the net assets of the Acquiring Fund at acquisition date. Information relating to the net assets of the Acquired and Acquiring Funds at the acquisition date is included below:

		COUNTRY
	COUNTRY	Short Term
	Balanced Fund	Bond Fund
Composition of Net Assets
of Acquired Funds:
Paid in capital	$16,660,542	$43,454,935
Accumulated net income	—	—
Undistributed net realized gain (loss)	(80)	(307,661)
Net unrealized appreciation/depreciation	4,065,811	(408,196)
Total Net Assets	$20,726,273	$42,739,078

COUNTRY Mutual Funds — Notes to Financial Statements December 31, 2006 (unaudited) (continued)

	COUNTRY	COUNTRY
	Growth Fund	Bond Fund
Net assets of Acquiring Funds:
Before the merger	$213,316,965	$74,996,339
After the merger	234,043,238	$117,735,417

The utilization of the capital loss carryovers of the Acquired funds may be subject to limitations under current tax regulations. COUNTRY Balanced Fund had a capital loss carryover of $80, and COUNTRY Short-Term Bond had a capital loss carryover of $307,661.

Note (I) New Accounting Standards:  On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s (series’, trust’s) tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Funds will incorporate FIN 48 in their semi-annual report on June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the FASB issued Statement No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Results of Shareholder Meeting (unaudited)

COUNTRY Balanced Fund:
A shareholder meeting of the COUNTRY Balanced Fund (“Balanced Fund”) was held on September 18, 2006 at 1701 N. Towanda Avenue, Bloomington, IL. The shareholders voted on whether to approve a Plan or Reorganization providing for (i) the acquisition of all of the assets of the Balanced Fund by the COUNTRY Growth Fund (“Growth Fund”), a series of the Trust, in exchange for shares of the Balanced Fund, and the assumption of all liabilities of the Balanced Fund by the Growth Fund and (ii) subsequent termination and liquidation of the Balanced Fund.

As of August 3, 2006, the record date, the dollar value of shares outstanding and entitled to vote was $23,445,875.06. The total dollar value of shares represented by proxy or in person at this meeting was $13,112,846.39 or 55.928% of the total dollar value of shares outstanding, which constituted a quorum. The proposal passed with: (a) $12,631,629.14 of the dollar value of outstanding shares voting in favor of the proposal; (b) $289,893.97 of the dollar value of outstanding shares voting against the proposal; and (c) $191,323.28 of the dollar value of outstanding shares abstaining from voting on the proposal.

COUNTRY Short Term Bond Fund:

A shareholder meeting of the COUNTRY Short-Term Bond Fund (“Short-Term Bond Fund”) was held on September 18, 2006 at 1701 N. Towanda Avenue, Bloomington, IL. The shareholders voted on whether to approve a Plan or Reorganization providing for (i) the acquisition of all of the assets of the Short-Term Bond Fund by the COUNTRY Bond Fund (“Bond Fund”), a series of the Trust, in exchange for shares of the Short-Term Bond Fund by the COUNTRY Bond Fund, and the assumption of all liabilities of the Short-Term Bond Fund by the Bond Fund and (ii) subsequent termination and liquidation of the Short-Term Bond Fund.

As of August 3, 2006, the record date, the dollar value of shares outstanding and entitled to vote was $51,139,063.20. The total dollar value of shares represented by proxy or in person at this meeting was $49,987,117.81 or 97.747% of the total dollar value of shares outstanding, which constituted a quorum. The proposal passed with: (a) $49,972,856.36 of the dollar value of outstanding shares voting in favor of the proposal; (b) $7,352.53 of the dollar value of outstanding shares voting against the proposal; and (c) $6,908.92 of the dollar value of outstanding shares abstaining from voting on the proposal.

COUNTRY Mutual Funds — Approval of Advisory Contract

The Funds’ investment advisor is COUNTRY Trust Bank. The Funds and the advisor have entered into investment advisory agreements with respect to each Fund which are renewable annually by the Board of Trustees or by votes of a majority of each Fund’s outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each Fund’s trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Trustees of a Fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

In considering the Investment Advisory Agreement, the trustees considered several factors they believed, in their own business judgment, to be relevant in reviewing the Investment Management Services Agreement including but not limited to the investment advisor’s cost in providing the service, reasonableness of the investment advisory fees, performance of the funds, quality and extent of services provided, and the expense ratios of the Funds relative to other comparable funds.

To assist the Board in its evaluation of the quality of the advisor’s services, the Board received a memorandum from the advisor with information factors relevant to the Board’s decision on whether to renew the Investment Advisory Agreement. The information below summarizes the Board’s consideration in connection with its approval of the Agreement. In deciding to approve the Agreement, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below collectively favored such approval.

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by the advisor under the Agreement. The advisor’s most recent registration form on the Securities and Exchange Commission’s Form ADV Part II was provided to the Board. Also reviewed and analyzed by the Board were the background, education and experience of the advisor’s key investment personnel as well as portfolio manager compensation issues. The Board further considered the sources of information used by the advisor as the basis for investment advice as well as the methods investment personnel used to evaluation such information. The Board also analyzed and reviewed the trading strategies of the Funds. The Board concluded that these factors supported renewal of the Agreements.

In evaluating the costs of the services provided to the Funds by the advisor, the Board received statistical and other information regarding the Funds’ total expense ratio and its various components, including management fees and investment-related expenses. The information included a comparison of the Funds’ various expenses to Lipper Benchmark industry averages for each particular Fund’s peer group industry average. The Board also reviewed and analyzed a summary of determination criteria for compensation of Portfolio Managers. Based on these factors, the Board concluded that the fees under the Agreement were reasonable and fair in light of the nature and quality of the services provided by the advisor.

The Board further reviewed and analyzed the advisor’s current compliance program and reviewed summaries of the advisor’s policies on such compliance issues as revenue sharing, broker commission allocations, soft dollars, directed brokerage, business continuity, portfolio holdings disclosure policies, and proxy voting policy. The advisor’s procedures for market timing and late trading were also reviewed. The Board concluded that the factors reviewed and analyzed favored approval of the Investment Advisory Agreement.

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	68	Trustee since	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)		October 2005
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	65	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1993 to date. Farmer.
David A. Downs*	58	Trustee since 2002	Director: Illinois Agricultural Association and Affiliated Companies, 1996 to date
(10/26/48)			(3); Director: COUNTRY Trust Bank, 2002 to date (4). Farmer.
Nancy J. Erickson	49	Trustee since 1995	President of McHatton Farm Management, Inc., 1981 to date. Farmer.
(8/24/57)
Robert D. Grace	59	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.
Robert W. Weldon	73	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2001 to date.
(1/30/34)
Kurt Bock	53	Treasurer since	Treasurer: Illinois Agricultural Association and Affiliated Companies(3), July 1,
(4/14/53)		July 2005	2005 to date; Assistant Treasurer, Illinois Agricultural Association, June 1 to June 30, 2005; Chief Executive Officer, IAA Credit Union 2003 to 2005; 2000 to 2003 Commander, United States Air Force.
Peter J. Borowski	56	Controller since	Vice President and Controller, COUNTRY Trust Bank 2005 to Present and
(5/10/50)		July 2005	COUNTRY Insurance and Financial Services (5), 2003 to Present.
Barbara L. Mosson	54	Chief Compliance	Compliance Officer, COUNTRY Trust Bank, 2000 to date (4); Compliance Officer,
(4/30/52)		Officer, Anti-Money	Busey Bank, 1996 to 2000 including predecessor company.
		Laundering Compliance
		Officer since 2004
Bruce D. Finks	54	Vice President since 1996	Vice President - Investments: COUNTRY Trust Bank, 1995 to date (4).
(1/31/53)
Robert J. McDade	38	Vice President since 2003	Vice President Trust Services and Trust Officer: COUNTRY Trust Bank (4),
(10/16/68)			2003 to date; Assistant General Counsel: Illinois Agricultural Association and Affiliated Companies (3), 1995 to 2003.
John D. Blackburn	58	Vice President since 2001	Chief Executive Officer: COUNTRY Insurance & Financial Services (5), 2001 to
(4/2/48)			date.
Robert W. Rush, Jr.	61	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date (4).
(9/3/45)
Richard L. Guebert, Jr.	55	Vice President	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)		since 2004	Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to
			date (4); President-Randolph County Farm Bureau, 1997 to 2003. Farmer.
Philip T. Nelson*	49	Trustee and President	Vice President: COUNTRY Mutual Funds Trust, 2000 - December 10, 2003;
(6/12/57)		since December 10, 2003	Director and Vice President: Illinois Agricultural Association and Affiliated
			Companies, 1999 to date (3); Vice President: COUNTRY Trust Bank, 1999 to date (4). Farmer.
Paul M. Harmon	64	Secretary since 1995 and	General Counsel: Illinois Agricultural Association and Affiliated Companies, 1996
(7/17/42)		General Counsel since 1996	to date (3); Secretary: Illinois Agricultural Association and Affiliated Companies, 1998 to date (3); General Counsel & Secretary: COUNTRY Trust Bank, 1996 to date (4).
(1)
All trustees represent all six portfolios of the COUNTRY Mutual Funds complex. COUNTRY Mutual Funds Trust currently is comprised of the following six portfolios: COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, COUNTRY VP Bond Fund, COUNTRY VP Balanced Fund and COUNTRY VP Short-Term Bond Fund.

(2)	The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

COUNTRY Mutual Funds — Trustees and Officers Information (continued)

(3)
Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5)
COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2006 will be available after August 31, 2006 on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

Beginning with the Funds’ fiscal quarter ending September 30, 2004, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

(This Page Intentionally Left Blank.)

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

investment and retirement solutions

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

COUNTRY Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Philip T. Nelson
William G. Beeler
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Robert W. Weldon

Officers
Philip T. Nelson, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
Richard L. Guebert, Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer

Investment Advisor
COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois 61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (02/07)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)  /s/ Philip T. Nelson
Philip T. Nelson, President

Date  2/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Philip T. Nelson
Philip T. Nelson, President

Date  2/20/2007

By (Signature and Title)  /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date  2/20/2007